Income Taxes - Schedule of Income Tax Provision (Details) - USD ($)	3 Months Ended	6 Months Ended		9 Months Ended	12 Months Ended
	Mar. 31, 2017	Sep. 30, 2018	Sep. 30, 2017	Jan. 10, 2017	Mar. 31, 2018	Mar. 31, 2016
Current		$ 119,074	$ 268,791
Deferred		(2,640)	(2,640)
Total provision		$ 116,434	$ 266,151
Successor [Member]
Current	$ 66,919				$ 317,878
Deferred	(1,320)				(5,280)
Total provision	$ 65,599				$ 312,598
Predecessor [Member]
Current				$ 10,307		$ 3,557
Deferred
Total provision				$ 10,307		$ 3,557